BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Premium Catering (Holdings) Limited was incorporated in the Cayman Islands on May 30, 2023 as an investment holding company. Our Company conducts its primary operations, through its subsidiary that is incorporated and domiciled in Singapore namely, Premium Catering Private Limited. The subsidiary is mainly engaged in the business of food catering for function, events and workers in Singapore. Our Company has 11 years of experience in the catering in the food industry.

Premium Catering (Holdings) Limited

Our Company was incorporated in the Cayman Islands with limited liability on May 30, 2023 and the initial 1 share (“Initial Share”) was transferred to Hero Global on the same date for cash at par. The initial authorized share capital is 500,000,000 shares of a par value of US$0.001 each. On September 4, 2023, Hero Global, United Source, Ms. Kong, Trillion Able, Better Access and Mr. Gao further subscribed for 7,838, 450, 490, 490, 430 and 299 shares for cash at par resulting in Hero Global holding approximately 78.38%, 4.50%, 4.90%, 4.90%, 4.30% and 3.00% entire issued share capital of our Company. On October 4, 2023, True Sage acquired from Hero Global 4.90% of the issued share capital of our Company. Following the issuance of shares, 7,350, 450, 490, 490, 430, 490 and 300 shares are held by Hero Global, United Source, Ms. Kong, Trillion Able, Better Access, True Sage and Mr. Gao, as to approximately 73.50%, 4.50%, 4.90%, 4.90%, 4.30%, 4.90% and 3.00% of the issued share capital of our Company respectively.

Starry Grade Limited

On September 4, 2023 Starry Grade was incorporated in the BVI with limited liability. Starry Grade is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00. On September 20, 2023, our Company subscribed for, and Starry Grade allotted and issued to it 10 shares for cash at par.

Reorganization

Premium Catering Private Limited

On June 12, 2024, Hero Global, Mr. Gao and our Company entered into a sale and purchase agreement pursuant to which Hero Global and Mr. Gao transferred their 97% and 3% shareholding interest, respectively, in Premium Catering to Starry Grade. The consideration is settled by our Company allotting and issuing 1 share to Hero Global and 1 share to Mr. Gao, credited as fully paid.

Upon completion of our reorganization whereby the entire share capital of Premium Catering were transferred, our Group comprised Starry Grade and Premium Catering as our direct and indirect wholly-owned subsidiaries, respectively.

Our Company completed the reorganization of Premium Catering under common control of its then existing shareholders, who collectively owned all the equity interests of Premium Catering prior to the reorganization. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of our Company.

Description of subsidiaries incorporated and controlled by our Company

Name	Background	Effective ownership

Starry Grade Limited	Investment holding	100%

Premium Catering Private Limited	Principally engaged in the business of food catering for function, events and workers	100%

The accompanying consolidated financial statements are presented assuming that our Company was in existence at the beginning of the first period presented.